Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Accounting Policy [Line Items]
Basis of Accounting
(a)
Basis of Accounting

The accrual basis of accounting has been used in preparing the accompanying financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Valuation of Investments and Income Recognition
(b)
Valuation of Investments and Income Recognition

Investments are recorded at fair value which represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 6 for discussion of fair value measurements. The net appreciation in fair value of investments includes the gain or loss on investments bought, sold, and held during the year, as well as, the unrealized change in fair value of investments.

One of the investment options offered by the Plan, the Galliard Stable Return Fund (N) (the “Stable Return Fund”), is a common collective trust fund that is indirectly invested in fully benefit-responsive investment contracts. The Stable Return Fund is valued utilizing the Net Asset Value (“NAV”) per share as a practical expedient for fair value, as reported by the manager of the common collective trust fund.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

Notes Receivable from Participants	(c) Notes receivable from participants Notes receivable from participants are recorded at amortized cost plus accrued interest.
Use of Estimates
(d)
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets available for benefits and disclosure of commitments at the date of the financial statements and changes in assets available for benefits during the reporting period. Actual results could differ from those estimates.

Payments of Benefits	(e) Payment of Benefits Benefits are recorded when paid.
Risks and Uncertainties
(f)
Risks and Uncertainties

The Plan invests in various investment securities. Investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investments, including the Plan’s investment in the Company’s common stock in which it has a concentration, will occur in the future and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.